GOODWILL - Determination of recoverable amounts in the impairment tests performed in significant CGU groups (Details) - Telecommunications	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Percentage of pre-tax discount rate (WACC)	9.00%	9.00%
Perpetual growth rate	2.50%	2.50%